UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-02120
SECURITY INCOME FUND
(Exact name of registrant as specified in charter)
ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
(Address of principal executive offices) (Zip code)
RICHARD M. GOLDMAN, PRESIDENT
SECURITY INCOME FUND
ONE SECURITY BENEFIT PLACE
TOPEKA, KANSAS 66636-0001
(Name and address of agent for service)
Registrant’s telephone number, including area code: (785) 438-3000
Date of fiscal year end: December 31
Date of reporting period: March 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

Schedule of Investments	Security Income Fund
March 31, 2009	U.S. Intermediate Bond Series

	Shares	Value
COMMON STOCKS - 0.0%
Auto Parts & Equipment - 0.0%
Dana Holding Corporation *	1,593	$ 733
Dura Automotive Systems, Inc. 1,2,*	380	—

		733

Health Care Services - 0.0%
InSight Health Services Holdings Corporation *	520	81

Paper Products - 0.0%
Tembec, Inc. *	4,650	3,104

TOTAL COMMON STOCKS (cost $151,494)		$3,918

	Principal
	Amount	Value
CORPORATE BOND - 32.0%
Automotive - 0.0%
Dura Operating Corporation
8.63%, 2012[1,2,3]	$21,000	$—
Ford Motor Company
7.45%, 2031	4,000	1,270
General Motors Acceptance Corporation
6.88%, 2011	12,000	7,572
Sonic Automotive, Inc.
8.63%, 2013	23,000	6,785

		15,627

Banking - 2.4%
BankBoston Capital Trust IV
1.88%, 2028[4]	700,000	383,074
BOI Capital Funding No. 2, LP
5.57%, 2049[4,5,6]	350,000	28,030
Kaupthing Bank HF
0.00%, 2010[3,5,6]	5,000,000	256,250
Republic New York Capital I
7.75%, 2026	2,000,000	1,002,826
Standard Chartered plc
6.41%, 2049[4,5,6]	3,250,000	1,478,749
US Central Federal Credit Union
2.70%, 2009	29,545	28,339

		3,177,268

Brokerage - 0.0%
E*Trade Financial Corporation
8.00%, 2011	25,000	10,625

Building Materials - 0.2%
CRH America, Inc.
6.95%, 2012	300,000	268,035
Legrand France S.A.
8.50%, 2025	20,000	16,843

		284,878

Chemicals - 0.3%
Geo Specialty Chemicals
9.92%, 2009[4]	19,000	9,500
7.50%, 2015[4]	10,584	5,292
Huntsman LLC
11.63%, 2010	45,000	44,550
Mosaic Global Holdings, Inc.
7.38%, 2018	18,000	17,010
PPG Industries, Inc.
7.40%, 2019	350,000	360,905

		437,257

Construction Machinery - 0.0%
United Rentals North America, Inc.
7.00%, 2014	44,000	22,220

Consumer Cyclical - Other - 1.5%
Johns Hopkins University
5.25%, 2019	2,000,000	1,958,000

Electric - 0.8%
AES Corporation
8.75%, 2013[5,6]	26,000	25,610
Allegheny Energy Supply
8.25%, 2012[5,6]	65,000	65,742
Arizona Public Service Company
6.38%, 2011	300,000	295,991
Cincinnati Gas & Electric
5.70%, 2012	300,000	306,303
DPL, Inc.
6.88%, 2011	25,000	25,590
NorthWestern Corporation
5.88%, 2014	14,000	14,130
Oncor Electric Delivery Company
6.38%, 2015	300,000	294,143
PSEG Energy Holdings LLC
8.50%, 2011	34,000	33,457

		1,060,966

Entertainment - 0.3%
AMC Entertainment, Inc.
8.00%, 2014	46,000	37,720
Universal City Development Partners
11.75%, 2010	44,000	37,730
Walt Disney Company
4.50%, 2013	300,000	306,614

		382,064

Environmental - 0.1%
Allied Waste North America, Inc.
5.75%, 2011	50,000	48,812
Browning-Ferris Industries, Inc.
9.25%, 2021	20,000	20,113

		68,925

Financial - Other - 1.6%
AAC Group Holding Corporation
10.25%, 2012[5]	5,000	2,825
Affinia Group, Inc.
9.00%, 2014	30,000	11,100
Berkshire Hathaway Finance Corporation
4.75%, 2012	1,000,000	1,026,682
BP Capital Markets plc
5.25%, 2013	1,000,000	1,070,347
PXRE Capital Trust I
8.85%, 2027	31,000	20,150

		2,131,104

Financial Companies - Captive - 0.0%
AGFC Capital Trust I
6.00%, 2067[4,5,6]	500,000	45,311

Schedule of Investments	Security Income Fund
March 31, 2009	U.S. Intermediate Bond Series

	Principal
	Amount	Value
CORPORATE BOND - 32.0% (continued)
Financial Companies - Noncaptive
Consumer - 2.1%
General Motors Acceptance Corporation
6.75%, 2014	$26,000	$12,275
8.00%, 2031	124,000	46,050
Nelnet, Inc.
7.40%, 2036[4]	5,500,000	802,934
Residential Capital LLC
4.35%, 2009[4]	2,000,000	1,759,999
8.50%, 2012	350,000	129,500

		2,750,758

Financial Companies - Noncaptive
Diversified - 0.7%
General Electric Capital Corporation
6.00%, 2012	1,000,000	985,926

Food & Beverage - 1.4%
Brown-Forman Corporation
5.00%, 2014	1,000,000	1,035,416
General Mills, Inc.
5.70%, 2017	800,000	822,618
Harry & David Operations Corporation
6.26%, 2012[4]	12,000	2,580
Viskase Companies, Inc.
11.50%, 2011	30,000	18,000

		1,878,614

Gaming - 0.0%
155 East Tropicana LLC
8.75%, 2012	25,000	10,750
MTR Gaming Group, Inc.
9.75%, 2010	14,000	10,500

		21,250

Health Care - 0.0%
Tenet Healthcare Corporation
6.38%, 2011	12,000	10,528
9.25%, 2015	58,000	44,660

		55,188

Home Construction - 0.0%
Beazer Homes USA, Inc.
8.63%, 2011	22,000	7,040
8.38%, 2012	27,000	7,830
K Hovnanian Enterprises, Inc.
8.88%, 2012	31,000	10,850

		25,720

Independent Energy - 1.9%
Devon Financing Corporation ULC
6.88%, 2011	2,300,000	2,405,325
Stone Energy Corporation
8.25%, 2011	57,000	29,925
Whiting Petroleum Corporation
7.25%, 2012	10,000	8,225
7.25%, 2013	4,000	3,140

		2,446,615

Insurance - Property & Casualty - 0.5%
Atlantic Mutual Insurance Company
8.15%, 2028[2,5,6]	59,000	—
Fairfax Financial Holdings, Ltd.
7.75%, 2012	700,000	662,375
TIG Holdings, Inc.
8.60%, 2027[5,6]	34,000	23,843

		686,218

Lodging - 1.2%
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, 2013	2,000,000	1,540,000
7.38%, 2015	25,000	17,625

		1,557,625

Media - Cable - 0.1%
Echostar DBS Corporation
6.63%, 2014	19,000	17,005
Shaw Communications, Inc.
8.25%, 2010	54,000	54,000

		71,005

Media - Non Cable - 0.0%
Cenveo Corporation
7.88%, 2013	33,000	17,160
Sinclair Broadcast Group, Inc.
8.00%, 2012	4,000	2,180

		19,340

Metals & Mining - 0.0%
Ispat Inland ULC
9.75%, 2014	38,000	34,580
Trimas Corporation
9.88%, 2012	31,000	15,190

		49,770

Natural Gas Pipelines - 1.6%
Express Pipeline, LP
6.47%, 2013[5,6]	129,600	139,509
Transcontinental Gas Pipe Line Corporation
7.00%, 2011	2,000,000	2,024,535
Williams Companies, Inc.
8.75%, 2032	24,000	21,780

		2,185,824

Packaging - 0.0%
Constar International, Inc.
4.61%, 2012[3,4,6]	15,000	9,600

Paper - 0.7%
Cascades, Inc.
7.25%, 2013	39,000	21,743
Georgia-Pacific Corporation
8.00%, 2024	51,000	40,545
Sino-Forest Corporation
9.13%, 2011[5,6]	1,000,000	900,000

		962,288

Pharmaceuticals - 3.9%
AstraZeneca plc
5.90%, 2017	1,250,000	1,323,546
GlaxoSmithKline Capital, Inc.
4.85%, 2013	1,500,000	1,560,599
Wyeth
5.50%, 2013	2,000,000	2,082,297

		4,966,442

Schedule of Investments	Security Income Fund
March 31, 2009	U.S. Intermediate Bond Series

	Principal
	Amount	Value
CORPORATE BOND - 32.0% (continued)
Railroads - 0.8%
Burlington Northern Santa Fe Corporation
7.13%, 2010	$1,000,000	$1,047,171
Grupo Transportacion Ferroviaria
Mexicana S.A. DE CV
9.38%, 2012	35,000	31,850

		1,079,021

REIT’s - 0.3%
Rouse Company, LP
8.00%, 2009	1,175,000	334,875

Retailers - 0.0%
Foot Locker, Inc.
8.50%, 2022	25,000	20,125
Toys R US, Inc.
7.38%, 2018	21,000	6,720

		26,845

Services - 0.0%
Cornell Companies, Inc.
10.75%, 2012	30,000	28,425

Supranationals - 2.3%
Asian Development Bank
2.13%, 2012	3,000,000	3,017,880

Technology - 0.0%
Lucent Technologies, Inc.
6.45%, 2029	55,000	20,900
Nortel Networks Corporation
6.88%, 2023[3]	31,000	2,480
Sanmina-SCI Corporation
6.75%, 2013	66,000	25,740

		49,120

Telecommunications - Wireless - 2.2%
AT&T, Inc.
4.85%, 2014	700,000	706,665
Millicom International Cellular S.A.
10.00%, 2013	42,000	41,055
Nextel Communications, Inc.
7.38%, 2015	65,000	34,450
Vodafone Group plc
5.50%, 2011	2,000,000	2,070,645

		2,852,815

Telecommunications - Wirelines - 1.8%
AT&T Corporation
7.30%, 2011	37,000	39,757
8.00%, 2031	37,000	40,189
Axtel SAB de CV
11.00%, 2013	13,000	10,920
BellSouth Corporation
6.00%, 2011	2,000,000	2,080,360
Cincinnati Bell, Inc.
7.25%, 2013	9,000	8,595
8.38%, 2014	71,000	66,740
Qwest Corporation
4.57%, 2013[4]	10,000	8,575
7.25%, 2025	42,000	27,720
Securus Technologies, Inc.
11.00%, 2011	18,000	11,655

		2,294,511

Tobacco - 0.0%
Alliance One International, Inc.
11.00%, 2012	21,000	19,530

Transportation - Other - 0.4%
United Parcel Service, Inc.
3.88%, 2014	500,000	501,224

Transportation Services - 0.0%
Ship Finance International, Ltd.
8.50%, 2013	46,000	31,280

U.S. Banking - 1.5%
American Express Bank FSB
3.15%, 2011	1,000,000	1,033,282
Wells Fargo & Company
4.38%, 2013	1,000,000	932,051

		1,965,333

Utility - Other - 1.4%
American Water Capital Corporation
6.09%, 2017	2,000,000	1,866,816

TOTAL CORPORATE BOND (cost $58,110,899)		$42,334,103

PREFERRED STOCK - 1.4%
Insurance Brokers - 0.2%
Woodbourne Capital Trust I
1.53%, 2049[2,4,5]	950,000	72,071
Woodbourne Capital Trust II
1.59%, 2049[2,4,5]	950,000	72,071
Woodbourne Capital Trust III
1.59%, 2049[2,4,5]	950,000	72,071
Woodbourne Capital Trust IV
1.59%, 2049[2,4,5]	950,000	72,071

		288,284

Property & Casualty Insurance - 1.1%
Aspen Insurance Holdings, Ltd.
7.40%, 2017[4,7]	112,000	1,504,160

Thrifts & Mortgage Finance - 0.1%
Federal Home Loan Mortgage Corporation
8.38%, 2012	44,000	20,240
Federal National Mortgage Association
8.25%, 2010	56,000	39,760
4.38%, 2011	18,000	18,720
		78,720

TOTAL PREFERRED STOCK (cost $10,065,354)		$1,871,164

Schedule of Investments	Security Income Fund
March 31, 2009	U.S. Intermediate Bond Series

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES - 19.2%
Other Non-Agency - 7.0%
C.M.O.’s - 7.0%
Chase Mortgage Finance Corporation
2005-A1 2A2, 5.24%, 2035[4]	$914,668	$654,761
Countrywide Alternative Loan Trust
2005-30CB, 0.82%, 2035[4]	3,001,366	1,274,284
Harborview Mortgage Loan Trust
2005-9, 0.89%, 2035[4]	1,107,312	448,960
Homebanc Mortgage Trust
2006-1, 4.34%, 2037[4]	850,089	391,105
JP Morgan Alternative Loan Trust
2006-S3, 6.00%, 2036	6,671,000	2,811,568
JP Morgan Mortgage Trust
2006-A3, 5.18%, 2036[4]	209,423	189,992
2007-A2 , 6.04%, 2037[4]	5,000,000	2,518,644
Master Adjustable Rate Mortgages Trust
2003-5, 3.78%, 2033[4]	1,492,719	971,099

		9,260,413

		9,260,413

U.S. Government Sponsored
Agencies - 11.8%
C.M.O.’s - 0.0%
Federal National Mortgage Association
FNR 1990-108 G, 7.00%, 2020	29,430	31,389

Pass Through’s - 11.8%
Federal Home Loan Mortgage Corporation
#E01378, 5.00%, 2018	1,003,717	1,044,888
#E01488, 5.00%, 2018	793,283	824,145
#E01538, 5.00%, 2018	798,119	830,184
#C44050, 7.00%, 2030	19,684	21,309
#C50967, 6.50%, 2031	7,135	7,583
#C50964, 6.50%, 2031	32,388	34,180
#C01172, 6.50%, 2031	25,520	26,932
#C01210, 6.50%, 2031	32,053	34,067
#C01277, 7.00%, 2031	56,235	59,565
#C62801, 6.00%, 2032	71,266	74,978
#C01287, 6.50%, 2032	90,576	95,588
#C01292, 6.00%, 2032	140,126	147,424
#A16943, 6.00%, 2033	608,132	638,663
#A17903, 6.00%, 2034	702,987	737,402
Federal National Mortgage Association
#254473, 5.50%, 2017	710,293	745,748
#555549, 5.00%, 2018	947,492	983,693
#720714, 4.50%, 2018	784,984	813,996
#750465, 5.00%, 2018	756,507	790,613
#780952, 4.00%, 2019	1,153,822	1,179,711
#252806, 7.50%, 2029	21,218	23,004
#252874, 7.50%, 2029	19,256	20,877
#535277, 7.00%, 2030	13,353	14,223
#190307, 8.00%, 2030	10,721	11,655
#541735, 8.00%, 2030	14,346	15,595
#253356, 8.00%, 2030	13,292	14,449
#585348, 6.50%, 2031	24,501	25,837
#254198, 6.00%, 2032	196,033	204,956
#640008, 7.00%, 2032	75,659	80,588
#545691, 6.50%, 2032	120,387	126,950
#254346, 6.50%, 2032	88,305	93,120
#254377, 6.00%, 2032	264,420	277,778
#659790, 6.50%, 2032	123,601	131,190
#254477, 5.50%, 2032	335,086	348,096
#666750, 6.00%, 2032	271,838	284,212
#689108, 5.50%, 2033	445,714	464,692
#688328, 5.50%, 2033	630,709	657,367
#709748, 5.50%, 2033	829,415	864,729
#713971, 5.50%, 2033	799,268	833,049
#754903, 5.50%, 2033	588,042	610,871
#725033, 6.00%, 2034	392,738	412,333
#255554, 5.50%, 2035	867,355	902,930

		15,509,170

		15,540,559

U.S. Government Sponsored
Securities - 0.4%
Pass Through’s - 0.4%
Government National Mortgage Association
#328618, 7.00%, 2022	14,578	15,405
#313107, 7.00%, 2022	42,475	44,888
G2 1260, 7.00%, 2023	4,015	4,229
#369303, 7.00%, 2023	30,082	31,791
#352022, 7.00%, 2023	24,065	25,431
#347017, 7.00%, 2024	17,617	18,617
#371006, 7.00%, 2024	12,860	13,590
#371012, 7.00%, 2024	15,182	16,044
G2 1849, 8.50%, 2024	3,346	3,643
G2 2270, 8.00%, 2026	7,857	8,261
#780454, 7.00%, 2026	29,410	31,080
G2 2320, 7.00%, 2026	9,951	10,481
G2 2445, 8.00%, 2027	10,218	10,744
#462680, 7.00%, 2028	19,901	21,031
G2 2616, 7.00%, 2028	12,844	13,529
#464356, 6.50%, 2028	31,543	33,133
G2 2689, 6.50%, 2028	13,099	13,742
#491492, 7.50%, 2029	10,540	11,122
#781079, 7.50%, 2029	9,624	10,155
#518436, 7.25%, 2029	18,701	19,980
#510704, 7.50%, 2029	14,148	14,929
#479232, 8.00%, 2030	10,146	10,708
#479229, 8.00%, 2030	8,846	9,337
G2 2909, 8.00%, 2030	11,376	11,962
#508342, 8.00%, 2030	26,404	27,868
#564472, 6.50%, 2031	71,994	76,657
#538285, 6.50%, 2031	28,569	30,009
#552324, 6.50%, 2032	49,568	52,066
		590,432

		590,432

TOTAL MORTGAGE BACKED SECURITIES (cost $34,825,169)		$25,391,404

Schedule of Investments	Security Income Fund
March 31, 2009	U.S. Intermediate Bond Series

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 6.5%
Home Equity Loans - 6.5%
Ameriquest Mortgage Securities, Inc.
2005-R7, 0.78%, 2035[4]	$1,024,458	$914,810
Asset Backed Securities
Corporation Home Equity
2005-HE6, 1.01%, 2035[4]	5,000,000	3,488,503
Credit-Based Asset Servicing and Securitization LLC
2004-CB4, 5.50%, 2035	467,843	430,003
2005-CB5, 0.78%, 2035[4]	1,541,981	1,280,631
Residential Asset Mortgage Products, Inc.
2005-RS7, 0.79%, 2035[4]	1,512,457	1,309,221
Residential Asset Securities Corporation
2005-KS7, 0.75%, 2035[4]	655,095	626,883
Structured Asset Investment Loan Trust
2005-HE3, 0.77%, 2035[4]	511,944	489,272

		8,539,323

TOTAL ASSET BACKED SECURITIES (cost $10,719,076)		8,539,323

U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 19.6%
Federal Home Loan Bank
3.00%, 6/11/2010	10,000,000	10,220,620
3.63%, 10/18/2013	5,000,000	5,215,220
4.75%, 1/19/2016	5,000,000	5,525,510
Federal Home Loan Mortgage Corporation
3.45%, 4/30/2010	5,000,000	5,010,645

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (cost $25,695,497)		25,971,995

U.S. GOVERNMENT SECURITIES - 19.1%
U.S. Treasury Bonds
3.50%, 2/15/2039	2,500,000	2,470,325
U.S. Treasury Notes
2.00%, 2/28/2010	2,500,000	2,531,445
2.13%, 4/30/2010	1,000,000	1,016,602
2.63%, 5/31/2010	3,000,000	3,069,960
3.63%, 12/31/2012	1,300,000	1,408,976
3.50%, 5/31/2013	4,500,000	4,880,039
3.75%, 11/15/2018	3,500,000	3,815,280
2.75%, 2/15/2019	6,000,000	6,032,820
TOTAL U.S. GOVERNMENT SECURITIES (cost $24,674,582)		25,225,447

Total Investments - 97.8%
(cost $164,242,071)		129,337,354
Cash & Other Assets, Less Liabilities - 2.2%		2,892,397

Total Net Assets - 100.0%		132,229,751

For federal income tax purposes the identified cost of investments owned at March 31, 2009 was $164,787,259.

plc	Public Limited Company

*	Non-income producing security

[1]	Security is deemed illiquid. The total market value of illiquid securities is $0 (cost $19,136), or 0.0% of total net assets.

[2]	Security was fair valued by the Valuation Committee at March 31, 2009. The total market value of fair valued securities amounts to $288,284, (cost $3,878,999) or 0.2% of total net assets.

[3]	Security is in default of interest and/or principal obligations.

[4]	Variable rate security. Rate indicated is rate effective at March 31, 2009.

[5]	Security was acquired through a private placement.

[6]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $2,972,644 (cost $10,367,605), or 2.2% of total net assets.

[7]	Step Up/Down

Schedule of Investments	Security Income Fund
March 31, 2009	High Yield Series

	Shares	Value
COMMON STOCKS - 0.0%
Mortgage REIT’s - 0.0%
Bimini Capital Management, Inc. 1,*	15,250	$686
HomeBanc Corporation 1,2,*	20,000	—

		686

TOTAL COMMON STOCKS (cost $372,076)		$686

	Principal
	Amount	Value
CONVERTIBLE BONDS - 0.6%
Health Care Services - 0.5%
Aspect Medical Systems, Inc.
2.50%, 2014	$275,000	$146,781
Invacare Corporation
4.13%, 2027	150,000	122,250

		269,031

Metals & Minerals - 0.1%
USEC, Inc.
3.00%, 2014	150,000	82,688

TOTAL CONVERTIBLE BONDS (cost $562,626)		351,719

CORPORATE BOND - 69.3%
Aerospace & Defense - 0.4%
Vought Aircraft Industries, Inc.
8.00%, 2011	550,000	214,500

Airlines - 2.3%
Continental Airlines, Inc.
8.31%, 2011	248,818	199,054
7.03%, 2011	612,113	459,085
Delta Air Lines, Inc.
7.71%, 2011	225,000	157,500
7.78%, 2012	632,531	531,326

		1,346,965

Automotive - 1.9%
Ford Motor Credit Company LLC
5.54%, 2009[3]	200,000	197,500
General Motors Corporation
8.38%, 2033	850,000	102,000
Metaldyne Corporation
11.00%, 2012	500,000	53,150
Sonic Automotive, Inc.
8.63%, 2013	1,250,000	368,750
Tenneco, Inc.
8.63%, 2014	450,000	83,250
TRW Automotive, Inc.
7.25%, 2014[4,5]	750,000	311,250

		1,115,900

Banking - 1.0%
FCB Capital Trust
8.05%, 2028	50,000	37,577
Progress Capital Trust I
10.50%, 2027	300,000	313,808
Rabobank Capital Funding II
5.26%, 20493,4,5	500,000	225,000

		576,385

Brokerage - 1.1%
E*Trade Financial Corporation
8.00%, 2011	750,000	318,750
7.88%, 2015	850,000	312,375

		631,125

Chemicals - 0.5%
PolyOne Corporation
6.52%, 2010	175,000	114,406
6.58%, 2011	375,000	153,750

		268,156

Construction Machinery - 2.0%
Neff Corporation
10.00%, 2015	100,000	16,250
RSC Equipment Rental, Inc.
9.50%, 2014	1,550,000	759,500
United Rentals North America, Inc.
6.50%, 2012	500,000	400,000

		1,175,750

Consumer Products - 0.4%
Hanesbrands, Inc.
5.70%, 2014[3,5]	100,000	66,500
Sealy Mattress Company
8.25%, 2014	500,000	183,750

		250,250

Distributors - 0.1%
SemGroup, LP
8.75%, 2015[4,5,6]	1,300,000	45,500

Electric - 1.2%
AES Red Oak LLC
8.54%, 2019	669,775	609,495
East Coast Power LLC
7.07%, 2012	41,109	43,326
GrafTech Finance, Inc.
10.25%, 2012	26,000	23,530

		676,351

Entertainment - 0.5%
Speedway Motorsports, Inc.
6.75%, 2013	350,000	293,125

Environmental - 0.1%
Casella Waste Systems, Inc.
9.75%, 2013	100,000	84,500

Financial - Other - 0.7%
Harland Clarke Holdings Corporation
5.98%, 2015[3]	1,100,000	385,000

Financial Companies - Captive - 1.0%
International Lease Finance Corporation
4.75%, 2009	600,000	564,056

Financial Companies - Noncaptive
Consumer - 1.1%
General Motors Acceptance Corporation
6.75%, 2014	350,000	165,239
8.00%, 2031	650,000	241,392

Schedule of Investments	Security Income Fund
March 31, 2009	High Yield Series

	Principal
	Amount	Value
CORPORATE BOND - 69.3% (continued)
Financial Companies - Noncaptive
Consumer - 1.1% (continued)
Residential Capital LLC
8.88%, 2015	$700,000	$259,000

		665,631

Food & Beverage - 2.2%
Constellation Brands, Inc.
7.25%, 2017	500,000	475,000
Dole Food Company, Inc.
7.25%, 2010	350,000	322,000
8.88%, 2011	350,000	298,375
Harry & David Holdings, Inc.
9.00%, 2013	600,000	129,000
Land O’ Lakes, Inc.
8.75%, 2011	43,000	42,678

		1,267,053

Gaming - 6.2%
Boyd Gaming Corporation
7.13%, 2016	700,000	378,000
Galaxy Entertainment Finance Company, Ltd.
9.88%, 2012[4,5]	1,525,000	1,006,500
Harrah’s Operating Company, Inc.
10.75%, 2016	750,000	142,500
MGM Mirage
6.75%, 2012	375,000	131,250
6.75%, 2013[5]	250,000	87,500
7.63%, 2017	1,000,000	355,000
Mohegan Tribal Gaming Authority
6.38%, 2009	250,000	205,000
7.13%, 2014	1,000,000	280,000
Pinnacle Entertainment, Inc.
7.50%, 2015	950,000	589,000
Station Casinos, Inc.
6.00%, 2012	1,575,000	393,750
Turning Stone Resort Casino Enterprise
9.13%, 2014[4,5]	100,000	61,000

		3,629,500

Health Care - 3.8%
Coventry Health Care, Inc.
6.13%, 2015	425,000	278,998
HCA, Inc.
6.50%, 2016	2,400,000	1,572,000
InvaCare Corporation
9.75%, 2015[5]	100,000	96,250
US Oncology, Inc.
10.75%, 2014	325,000	299,000

		2,246,248

Independent Energy - 1.4%
Copano Energy LLC
8.13%, 2016	100,000	84,500
Forest Oil Corporation
7.25%, 2019	125,000	98,750
MarkWest Energy Partners, LP
8.50%, 2016	100,000	71,500
8.75%, 2018	100,000	69,750
PetroHawk Energy Corporation
7.88%, 2015[4,5]	250,000	220,000
Range Resources Corporation
7.38%, 2013	175,000	165,813
Southwestern Energy Company
7.50%, 2018[4,5]	100,000	96,500

		806,813

Industrial - Other - 0.6%
Anixter International, Inc.
5.95%, 2015	250,000	192,500
Belden, Inc.
7.00%, 2017	200,000	164,000

		356,500

Insurance - Property & Casualty - 3.1%
Fairfax Financial Holdings, Ltd.
7.75%, 2012	1,855,000	1,755,293
Nationwide Mutual Insurance Company
8.25%, 2031[4,5]	150,000	88,633

		1,843,926

Media - Cable - 1.1%
CSC Holdings, Inc.
6.75%, 2012	175,000	168,438
Shaw Communications, Inc.
7.25%, 2011	500,000	496,250

		664,688

Media - Non Cable - 2.7%
Block Communications, Inc.
8.25%, 2015[4,5]	525,000	389,813
CMP Susquehanna Corporation
9.88%, 2014	800,000	30,000
Idearc, Inc.
8.00%, 20166	350,000	9,188
Intelsat, Ltd.
7.63%, 2012	525,000	446,250
Morris Publishing Group LLC
7.00%, 2013[5]	900,000	41,625
Reader’s Digest Association, Inc.
9.00%, 2017	100,000	5,750
RH Donnelley Corporation
8.88%, 2016	350,000	20,125
8.88%, 2017	900,000	49,500
Satelites Mexicanos S.A. de CV
9.97%, 20113	878,505	509,532
Univision Communications, Inc.
9.75%, 2015[4,5]	1,050,000	105,000

		1,606,783

Metals & Mining - 3.7%
Asia Aluminum Holdings, Ltd.
8.00%, 2011[4,5,6]	1,200,000	84,000
FMG Finance Pty, Ltd.
10.63%, 2016[4,5]	1,450,000	1,218,000
Griffin Coal Mining Company Pty, Ltd.
9.50%, 2016[4,5]	1,600,000	564,000
Noble Group, Ltd.
6.63%, 2015[4,5]	450,000	292,500

		2,158,500

Natural Gas Pipelines - 1.6%
Regency Energy Partners, LP
8.38%, 2013	1,170,000	994,500

Schedule of Investments	Security Income Fund
March 31, 2009	High Yield Series

	Principal
	Amount	Value
CORPORATE BOND - 69.3% (continued)
Oil Field Services - 0.3%
Key Energy Services, Inc.
8.38%, 2014	$250,000	$157,500
Stallion Oilfield Services
9.75%, 2015[4,5]	300,000	37,500

		195,000

Packaging - 0.6%
Graham Packaging Company, Inc.
9.88%, 2014	375,000	241,875
Rock-Tenn Company
9.25%, 2016	100,000	99,750

		341,625

Paper - 1.9%
Sino-Forest Corporation
9.13%, 2011[4,5]	1,225,000	1,102,500

Refining - 2.6%
Frontier Oil Corporation
6.63%, 2011	200,000	195,000
Tesoro Corporation
6.50%, 2017	1,250,000	943,750
United Refining Company
10.50%, 2012	650,000	377,000

		1,515,750

REIT’s - 5.8%
American Real Estate Partners, LP
8.13%, 2012	1,950,000	1,657,499
7.13%, 2013	350,000	278,250
HCP, Inc.
6.70%, 2018	250,000	168,620
Hospitality Properties Trust
6.70%, 2018	1,000,000	511,722
HRPT Properties Trust
1.92%, 2011[3]	875,000	672,127
Rouse Company, LP
8.00%, 2009	600,000	171,000

		3,459,218

Restaurants - 0.1%
Seminole Hard Rock Entertainment, Inc.
3.82%, 2014[3,4,5]	100,000	52,000

Retailers - 3.7%
Blockbuster, Inc.
9.00%, 2012	650,000	292,500
Duane Reade, Inc.
9.75%, 2011	700,000	399,000
General Nutrition Centers, Inc.
6.40%, 2014[3]	325,000	199,875
Michaels Stores, Inc.
11.38%, 2016	750,000	277,500
Neiman Marcus Group, Inc.
10.38%, 2015	1,550,000	496,000
Saks, Inc.
9.88%, 2011	700,000	511,000

		2,175,875

Services - 1.5%
Travelport LLC
9.88%, 2014	600,000	237,000
West Corporation
9.50%, 2014	200,000	139,250
11.00%, 2016	750,000	498,750

		875,000

Technology - 6.2%
Amkor Technology, Inc.
9.25%, 2016	2,475,000	1,905,749
NXP BV
3.84%, 20133	325,000	54,844
9.50%, 2015	350,000	38,500
Seagate Technology HDD Holdings
6.80%, 2016	600,000	348,000
Sungard Data Systems, Inc.
10.63%, 2015[4,5]	400,000	350,000
Viasystems, Inc.
10.50%, 2011	1,500,000	967,500

		3,664,593

Telecommunications - Wireless - 2.5%
iPCS, Inc.
4.42%, 2014[3]	1,050,000	640,500
MetroPCS Wireless, Inc.
9.25%, 2014	325,000	315,250
Sprint Capital Corporation
6.90%, 2019	700,000	493,500

		1,449,250

Telecommunications - Wirelines - 0.2%
Qwest Corporation
7.88%, 2011	100,000	98,500

Textile - 1.9%
Invista
9.25%, 2012[4,5]	500,000	447,500
Phillips-Van Heusen Corporation
8.13%, 2013	700,000	665,000

		1,112,500

Transportation Services - 1.3%
American Railcar Industries, Inc.
7.50%, 2014	250,000	173,750
Kansas City Southern de Mexico S.A. de CV
7.63%, 2013	250,000	202,500
St. Acquisition Corporation
12.50%, 2017[4,5]	650,000	143,000
Stena AB
7.50%, 2013	250,000	187,500
US Shipping Partners, LP
13.00%, 2014[2]	375,000	56,250

		763,000

TOTAL CORPORATE BOND (cost $65,986,243)		$40,672,516

PREFERRED STOCK - 0.1%
Department Stores - 0.1%
Sears Holdings Corporation
7.00%, 2042	2,000	12,250
7.40%, 2043	7,500	49,219

		61,469

Schedule of Investments	Security Income Fund
March 31, 2009	High Yield Series

	Principal
	Amount	Value
PREFERRED STOCK - 0.1% (continued)
Thrifts & Mortgage Finance - 0.0%
Federal Home Loan Mortgage Corporation
8.38%, 2012	$17,000	$7,820
Federal National Mortgage Association
8.25%, 2010	12,000	8,520
4.38%, 2011	5,000	5,200

		21,540

TOTAL PREFERRED STOCK (cost $1,141,080)		$83,009

SENIOR FLOATING RATE INTERESTS - 11.9%
Automotive - 2.6%
Delphi, Term Loan C
9.75%, 2009[3,7]	504,000	70,201
Ford Motor Company, Term Loan B
3.56%, 2013[3,7]	684,250	325,969
General Motors Corporation, Term Loan - 1st Lien
8.00%, 2013[3,7]	983,703	407,006
KAR Holdings, Inc., Term Loan - 1st Lien
2.77%, 2013[3,7]	443,702	312,810
3.47%, 2013[3,7]	508,626	358,581

		1,474,567

Broadcast Radio & Television - 1.4%
Univision Communications, Inc., Initial Term Loan
2.77%, 2014[3,7]	1,000,000	519,376
Young Broadcasting, Inc., Term Loan
4.75%, 2012[3,7]	5,000	1,683
0.00%, 2012[3,7]	960,000	323,200

		844,259

Brokerages, Security Dealers & Investment Houses - 0.2%
Gartmore Investment Management, Term Loan B-2
2.87%, 2014[3,7]	451,454	110,606

Building & Development - 0.2%
South Edge, LLC, Term Loan C
0.00%, 2009[3,7]	1,000,000	140,000

Business Equipment & Services - 4.1%
Clarke American Corporation, Term Loan B
3.02%, 2014[3,7]	476,944	289,982
3.94%, 20147	83,333	50,666
3.72%, 2014[3,7]	422,222	256,710
First Data Corporation, Initial B1
3.23%, 2014[3,7]	50,704	34,079
3.27%, 2014[3,7]	835,796	561,761
Open Solutions, Inc., Term Loan - 1st Lien (Jan 07)
3.26%, 2014[3,7]	521,146	265,784
VNU, Term Loan
2.53%, 2013[3,7]	731,258	567,945
West Corporation, Term Loan B-2
2.85%, 2013[3,7]	126,242	93,735
2.90%, 2013[3,7]	151,491	112,482
2.88%, 2013[3,7]	215,969	160,357

		2,393,501

Electronic & Electric - 0.4%
Sabre Holdings Corporation, Term Loan
2.51%, 2014[3,7]	195,688	102,149
3.17%, 2014[3,7]	290,216	151,493

		253,642

Leisure - 0.3%
Metro-Goldwyn-Mayer Holdings II, Inc., Term Loan B (Apr 05)
3.77%, 2012[3,7]	391,919	172,880

Publishing - 0.5%
GateHouse Media, Inc., DD Term Loan B (Feb 07)
2.54%, 2014[3,7]	125,000	23,646
2.52%, 2014[3,7]	10,870	2,056
GateHouse Media, Inc., Initial Term Loan
2.52%, 2014[3,7]	364,130	68,881
MediaNews Group, Inc., Term Loan B (Aug 04)
3.72%, 2010[3,7]	724,459	77,879
Tribune Company, Term Loan B
0.00%, 2014[3,7]	493,750	127,670

		300,132

Retailers - 0.9%
Michaels Stores, Inc., Term Loan B (May 07)
2.75%, 2013[3,7]	852,828	470,655
2.81%, 2013[3,7]	129,584	71,514

		542,169

Utilities - 1.3%
NRG Energy, Inc., Syn LC (June 07)
1.12%, 2013[3,7]	585,685	524,920
NRG Energy, Inc., Term Loan B (June 07)
2.72%, 2013[3,7]	232,806	208,652

		733,572

TOTAL SENIOR FLOATING RATE INTERESTS (cost $14,450,434)		$6,965,328

COMMERCIAL PAPER - 3.4%
Oil Field Services - 3.4%
ConocoPhillips
0.23%, 04/01/20095	$2,000,000	$2,000,000

TOTAL COMMERCIAL PAPER (cost $2,000,000)		$2,000,000

Schedule of Investments	Security Income Fund
March 31, 2009	High Yield Series

	Principal
	Amount	Value
REPURCHASE AGREEMENT - 7.4%
UMB Financial Corp, 0.06%, dated 3/31/09, matures 4/01/09; repurchase amount $4,314,007 (Collateralized by U.S. Treasury Note, 4.625%, 7/31/09 with a value of $4,400,317)	$4,314,000	$4,314,000

TOTAL REPURCHASE AGREEMENT (cost $4,314,000)		$4,314,000

Total Investments - 92.7% (cost $88,826,459)		$54,387,258
Cash & Other Assets, Less Liabilities - 7.3%		4,275,361

Total Net Assets - 100.0%		$58,662,619

For federal income tax purposes the identified cost of investments owned at March 31, 2009 was $88,511,582.

*	Non-income producing security

[1]	Security is deemed illiquid. The total market value of illiquid securities is $686 (cost $372,076), or 0.0% of total net assets.

[2]	Security was fair valued by the Valuation Committee at March 31, 2009. The total market value of fair valued securities amounts to $56,250, (cost $521,101) or 0.1% of total net assets.

[3]	Variable rate security. Rate indicated is rate effective at March 31, 2009.

[4]	Security was acquired through a private placement.

[5]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $9,132,071 (cost $15,548,890), or 15.6% of total net assets.

[6]	Security is in default of interest and/or principal obligations.

[7]	Security is a senior floating rate interest. See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
1. Unrealized Appreciation/Depreciation on Investments
For federal income tax purposes, the amounts of unrealized appreciation (depreciation for each Series’ investements were as follows:

	Gross	Gross	Net unrealized
	unrealized	unrealized	appreciation
	appreciation	(depreciation)	(depreciation)
High Yield Series	$725,244	$(34,849,568)	$(34,124,324)
U.S. Intermediate Bond Series	1,293,484	(36,743,389)	(35,449,905)
2. Summary of Fair Value Exposure at Each Level
In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value requirements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.
The three levels of fair value hierarchy under FAS 157 are listed below:

Level 1 — quoted prices in active markets for identical securities. The types of assets and liabilities carried at Level 1 fair value generally are government and agency securities, equities listed in active markets, certain futures and certain options.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) The types of assets and liabilities carried at Level 2 fair value generally are municipal bonds, certain mortgage and asset-backed securities, certain corporate debt, commercial paper and repurchase agreements.

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The types of assets and liabilities carried at Level 3 fair value generally are certain mortgage and asset backed securities, certain corporate debt and certain derivatives.
Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservalbe inputs reflect the Funds’ own assumptions based on the best information available.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table provides the fair value measurements of applicable Fund assets by level withing the fair value hierarchy as of March 31, 2009. These assets are measured on a recurring basis.

		LEVEL 1	LEVEL 2	LEVEL 3
			significant
		quoted prices in	other	significant
		active markets for	observable	unobservable
Description	Total	identical assets	inputs	inputs
Security Income Fund:
High Yield Series
Investments	$54,387,258	$83,695	$54,048,259	$255,304

U.S. Intermediate Bond Series
Investments	129,337,354	8,998,281	120,030,639	308,434

NOTES TO FINANCIAL STATEMENTS (continued)
3. Schedule of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
LEVEL 3 — Fair value measurement using
significant unobservable inputs

Investments
High Yield Series
ASSETS:
Beginning Balance	$242,863
Total realized gains or losses included in earnings	—
Total unrealized gains or losses included in earnings	12,441
Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	—

Ending Balance	255,304

U.S. Intermediate Bond Series
ASSETS:
Beginning Balance	$60,137
Total realized gains or losses included in earnings	—
Total unrealized gains or losses included in earnings	(2,858,819)
Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	3,107,116

Ending Balance	308,434

NOTES TO FINANCIAL STATEMENTS (continued)
4. Senior Loans
Senior loans in which the Series invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (I) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 31, 2009.
5. Security Valuation
Valuations of the Fund’s securities are supplied by pricing services approved by the Board of Directors. The Fund’s officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. (“Nasdaq”) will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund’s investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund’s portfolio securities before the NAV has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund’s NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.
     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC’s Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.
Please refer to the Fund’s most recent semi-annual or annual financial statements for information regarding the Fund’s significant accounting policies.

Item 2. Controls and Procedures.
(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.
(b)	There were no significant changes in the registrant’s internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits.
(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SECURITY INCOME FUND

By:	/s/ RICHARD M. GOLDMAN

Richard M. Goldman, President

Date: May 29, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ RICHARD M. GOLDMAN

Richard M. Goldman, President

Date: May 29, 2009

By:	/s/ BRENDA M. HARWOOD

Brenda M. Harwood, Treasurer

Date: May 29, 2009